EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Current			$ 5,730	$ 5,244
Non-current			66,033	60,084
Total	$ 71,763	$ 65,328	$ 71,763	$ 65,328
Opening balance	65,328	56,433
Current service cost	5,583	5,334
Interest cost	3,208	2,957
(Gains) losses from changes in actuarial assumptions	(3,711)	2,083
Actuarial gains and losses arising from experience	1,212	3,503
Benefits paid	(5,654)	(7,871)
Increase (decrease) for foreign currency exchange rates changes	5,792	2,889
Closing balance	$ 71,763	$ 65,328